Income tax and social contribution (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of deferred income tax and social contribution
Balance at beginning of period	R$ 91,769	R$ 520
Deferred taxes variation	202	91,249
Balance at end of period	91,971	91,769
Provision for labor, tax and civil risk
Movement of deferred income tax and social contribution
Balance at beginning of period	12,583	10,428
Deferred taxes variation	968	2,155
Balance at end of period	13,551	12,583
Allowance for doubtful accounts
Movement of deferred income tax and social contribution
Balance at beginning of period	2,160	2,181
Deferred taxes variation	2,621	(21)
Balance at end of period	4,781	2,160
Tax losses and negative basis of social contribution tax
Movement of deferred income tax and social contribution
Balance at beginning of period	13,039	11,728
Deferred taxes variation	(4,980)	1,311
Balance at end of period	8,059	13,039
Goodwill
Movement of deferred income tax and social contribution
Balance at beginning of period	(26,785)	(26,785)
Deferred taxes variation	0	0
Balance at end of period	(26,785)	(26,785)
Deferred tax from customer portfolio and digital platform
Movement of deferred income tax and social contribution
Balance at beginning of period	901	(14,673)
Deferred taxes variation	15,253	15,574
Balance at end of period	16,154	901
Provision for compensation or renegotiation from acquisitions
Movement of deferred income tax and social contribution
Balance at beginning of period	52,837	13,615
Deferred taxes variation	(17,929)	39,222
Balance at end of period	34,908	52,837
Impairment of goodwill
Movement of deferred income tax and social contribution
Balance at beginning of period	33,059	0
Deferred taxes variation	0	33,059
Balance at end of period	33,059	33,059
Other temporary differences
Movement of deferred income tax and social contribution
Balance at beginning of period	3,975	4,026
Deferred taxes variation	4,269	(51)
Balance at end of period	R$ 8,244	R$ 3,975